                                                    May 1, 1998 SUPPLEMENT TO
                                                  PROSPECTUSES DATED MAY 1, 1998

                       GOLD TRACK SELECT (NEW YORK ONLY)

The following information supplements the Prospectus for The Travelers Fund QP for Variable Annuities. Keep this supplement with the Gold Track Select Prospectus for future reference.

Additional funding options are available under the Gold Track Select Contract in the state of New York. They are listed below, along with their investment objectives and investment advisers. For additional information regarding each funding option, please refer to the applicable prospectus which must accompany the Gold Track Select prospectus.

--------------------------------------------------------------------------------------------------------------
INVESTMENT OPTIONS                        INVESTMENT OBJECTIVE                     INVESTMENT ADVISER
--------------------------------------------------------------------------------------------------------------
Dreyfus Stock Index Fund, Inc.            Seeks investment results that            Mellon Equity Associates
                                          correspond to the price and yield
                                          performance of publicly traded common
                                          stocks in the aggregate
--------------------------------------------------------------------------------------------------------------
Templeton Variable Products Series
Fund:
--------------------------------------------------------------------------------------------------------------
   Templeton Bond Fund*                   Seeks high current income                Templeton Global Bond
                                                                                   Managers
--------------------------------------------------------------------------------------------------------------
   Templeton Stock Fund*                  Seeks capital growth                     Templeton Investment
                                                                                   Counsel, Inc.
--------------------------------------------------------------------------------------------------------------
   Templeton Asset Allocation Fund**      Seeks high level of total return with    Templeton Investment
                                          reduced risk over the long term          Counsel, Inc.
--------------------------------------------------------------------------------------------------------------
Variable Insurance Products Fund:
--------------------------------------------------------------------------------------------------------------
   Fidelity's VIP High Income             Seeks high level of current income by    Fidelity Management &
   Portfolio*                             investing primarily in high-yielding     Research Company
                                          (i.e., high risk), lower-rated,
                                          fixed-income securities, while also
                                          considering growth of capital
--------------------------------------------------------------------------------------------------------------
   Fidelity's VIP Equity-Income           Seeks reasonable income by investing     Fidelity Management &
   Portfolio                              primarily in income-producing equity     Research Company
                                          securities
--------------------------------------------------------------------------------------------------------------
   Fidelity's VIP Growth Portfolio        Seeks capital appreciation               Fidelity Management &
                                                                                   Research Company
--------------------------------------------------------------------------------------------------------------
Variable Insurance Products Fund II:
--------------------------------------------------------------------------------------------------------------
   Fidelity's VIP II Asset Manager        Seeks high total return with reduced     Fidelity Management &
   Portfolio**                            risk over the long run.                  Research Company
--------------------------------------------------------------------------------------------------------------

The Funding Options marked with an asterisk (*) are considered Competing Funds, and may be subject to transfer restrictions. Those marked with two asterisks (**) are not currently considered Competing Funds, but may be so in the future because of an allowable change in the Funding Option's investment strategy. Please refer to the contract for transfer restrictions.

Fee Table Information
(based on information as of 12/31/97):

                                                                                     Total Underlying
                                             Management Fee       Other Expenses      Fund Expenses
                                             --------------       --------------      ---------------
Dreyfus Stock Index Fund, Inc.                   0.25%               0.03%                 0.28%
Templeton Bond Fund                              0.50%               0.18%                 0.68%
Templeton Stock Fund                             0.69%               0.19%                 0.88%
Templeton Asset Allocation Fund                  0.60%               0.18%                 0.78%
Fidelity VIP High Income Portfolio               0.59%               0.12%(1)              0.71%
Fidelity VIP Equity-Income Portfolio             0.50%               0.08%(1)              0.58%
Fidelity VIP Growth Portfolio                    0.60%               0.09%(1)              0.69%
Fidelity VIP II Asset Manager Portfolio          0.55%               0.10%(1)              0.65%


(1) A portion of the brokerage commissions that certain funds pay was used to reduce the fund's expenses. In addition, certain funds have entered into arrangements with their custodian and transfer agent whereby interest earned on uninvested cash balances was used to reduce custodian and transfer agent expenses. Without these reductions, Total Underlying Fund Expenses presented in this table would have been 0.57% for Equity-Income Portfolio, 0.67% for Growth Portfolio, 0.64% for Asset Manager Portfolio., and 0.71% for High Income.



THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.
Assuming a 5% annual return on assets, a $1,000 investment would be subject to the following expenses:

                                          If the Contract/Certificate is         If the Contract/Certificate is NOT
                                          surrendered at the end of the          surrendered at the end of the
                                          period shown*:                         period shown:

------------------------------------------------------------------------------------------------------------------
                                          One      Three   Five     Ten          One     Three   Five     Ten
                                          Year     Years   Years    Years        Year    Years   Years    Years

------------------------------------------------------------------------------------------------------------------
Dreyfus Stock Index Fund, Inc.            $68     $ 94     $122     $188         $16     $50     $ 86     $188
------------------------------------------------------------------------------------------------------------------
Templeton Bond Fund                        72      106      142      231          20      62      107      231
------------------------------------------------------------------------------------------------------------------
Templeton Stock Fund                       74      112      151      251          22      68      117      251
------------------------------------------------------------------------------------------------------------------
Templeton Asset Allocation Fund            73      109      147      241          21      65      112      241
------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio         72      107      143      234          20      63      108      234
------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio       71      103      137      220          19      59      102      220
------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio              72      106      142      232          20      62      107      232
------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Asset Manager              71      105      140      227          20      61      105      227
  Portfolio
------------------------------------------------------------------------------------------------------------------



*The applicable surrender charge may be waived upon annuitization. (See "Charges Under the Contract" in the prospectus.)


L-21247                                                                     5/98